Summary of principal accounting policies - Goodwill (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2020 USD ($)
Acquired Indefinite Lived Intangible Assets [Line Items]
Goodwill	¥ 1,002,000	¥ 1,002,000	$ 142
Weimai
Acquired Indefinite Lived Intangible Assets [Line Items]
Goodwill	1,002,000	1,002,000
Goodwill, impairment loss	¥ 0	¥ 0